Note 9 - Vessels and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	VESSELS AND OTHER FIXED ASSETS, NET

Acquisition of vessels

On September 15, 2013, the Company signed a memorandum of agreement for the acquisition of a drybulk vessel, for an aggregate consideration of approximately $19,500, plus 1% address commission. The Company also incurred additional acquisition related costs of approximately $3,052. The purchase price was included in the December Settlement Agreement with Hanover. The vessel was delivered to the Company on September 16, 2014.

On May 19, 2014 and July 25, 2014, the Company completed the acquisition of two drybulk vessels, the Newlead Albion and the Newlead Venetico, through sale and leaseback agreements (refer to Note 14). During November 2014, through the SPA with Thalassa Holdings S.A. (refer to Note 5), the Company acquired three oil tanker/asphalt carriers. In addition, the Company completed the acquisition of another two oil tanker/asphalt carriers through bareboat charter agreements (refer to Note 14).

Disposal of vessel

On September 6, 2015, the Company signed a memorandum of agreement in respect of the Newlead Markela. On December 23, 2015, the Company delivered the Newlead Markela, to an unrelated party for the purchase price of approximately $3,200. The loss on the sale of the vessel amounted to $180 is included in Loss from continuing operations. The loss on the sale of the vessel includes the inventories on board and amount of $75 in relation to technical repairs undertaken on the vessel as a condition for the contemplation of the sale. The initial brokerage commission agreed between the parties for the sale of the vessel pursuant to the memorandum of agreement was $128.

Impairment of vessels

For the year ended December 31, 2015, the Company’s impairment tests indicated an amount of $1,214 impairment for Newlead Markela which was sold December 23, 2015.

For the year ended December 31, 2014, the Company’s impairment tests indicated an amount of $209 impairment for one of the vessels that were held and used as of December 31, 2014.

For the year ended December 31, 2013, the Company’s impairment tests indicated that no impairment existed for the two vessels that were held and used as of December 31, 2013.

Disposal of other fixed assets

On December 9, 2015, the Company sold a vehicle that was fully depreciated for consideration price $3.2 (translation from €3 thousands). The total amount of the proceeds is included in the Loss from continuing operations.

The table below presents the movement of “Vessels and Other Fixed Assets, Net”:

Cost	Vessels	Leased Vessels	Dry docking and Special survey	Other fixed assets	Total
Balance at December 31, 2012	$56,966	$-	$2,195	$1,024	$60,185
Additions	-	-	366	-	366
Balance at December 31, 2013	$56,966	$-	$2,561	$1,024	$60,551
Additions	43,097	47,554	668	10	91,329
Loss on sale and leaseback (Note 14)	-	(1,150)	-	-	(1,150)
Balance at December 31, 2014	$100,063	$46,404	$3,229	$1,034	$150,730
Additions	-	-	735	6	741
Disposals (Note 9)	(20,215)	-	(575)	(3)	(20,793)
Balance at December 31, 2015	$79,848	$46,404	$3,389	$1,037	$130,668
Accumulated Depreciation and Amortization
Balance at December 31, 2012	$(20,451)	$-	$(1,327)	$(904)	$(22,682)
Depreciation and Amortization for the period	(2,536)	-	(196)	(74)	(2,806)
Balance at December 31, 2013	$(22,987)	$-	$(1,523)	$(978)	$(25,488)
Depreciation and Amortization for the period	(2,719)	(737)	(285)	(48)	(3,789)
Impairment loss (Note 3, 9)	-	-	(209)	-	(209)
Balance at December 31, 2014	$(25,706)	$(737)	$(2,017)	$(1,026)	$(29,486)
Depreciation and Amortization for the period	(3,864)	(1,717)	(562)	(9)	(6,152)
Impairment loss (Note 3, 9)	(960)	-	(254)	-	(1,214)
Disposals (Note 9)	17,036	-	575	3	17,614
Balance at December 31, 2015	$(13,494)	$(2,454)	$(2,258)	$(1,032)	$(19,238)
Net book value — December 31, 2013	$33,979	$-	$1,038	$46	$35,063
Net book value — December 31, 2014	$74,357	$45,667	$1,212	$8	$121,244
Net book value — December 31, 2015	$66,354	$43,950	$1,131	$5	$111,440